UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Sareena Khwaja-Dixon

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1 – Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments
September 30, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.94%)
COMMUNICATION SERVICES (3.48%)
Entertainment (1.97%)
Take-Two Interactive Software, Inc.(a)	10,000	$1,379,900
Walt Disney Co.	17,738	2,074,282
		3,454,182
Interactive Media & Services (1.51%)
Alphabet, Inc., Class C(a)	1,901	2,268,786
Care.com, Inc.(a)	7,977	176,371
Eventbrite, Inc.(a)	5,013	190,344
		2,635,501
CONSUMER DISCRETIONARY (20.19%)
Distributors (0.86%)
Pool Corp.	9,000	1,501,920

Diversified Consumer Services (1.90%)
Chegg, Inc.(a)	116,736	3,318,804

Hotels, Restaurants & Leisure (3.87%)
Hyatt Hotels Corp., Class A	14,000	1,114,260
Lindblad Expeditions Holdings, Inc.(a)	19,009	282,664
Planet Fitness, Inc., Class A(a)	26,939	1,455,514
Texas Roadhouse, Inc.	20,000	1,385,800
Yum! Brands, Inc.	27,936	2,539,662
		6,777,900
Internet & Direct Marketing Retail (5.96%)
Amazon.com, Inc.(a)	1,103	2,209,309
Booking Holdings, Inc.(a)	744	1,476,096
Etsy, Inc.(a)	25,000	1,284,500
Stamps.com, Inc.(a)	9,919	2,243,678
Wayfair, Inc., Class A(a)	21,718	3,207,097
		10,420,680
Multiline Retail (1.07%)
Ollie's Bargain Outlet Holdings, Inc.(a)	19,427	1,866,935

Specialty Retail (3.66%)
Burlington Stores, Inc.(a)	9,000	1,466,280
Lowe's Cos., Inc.	15,715	1,804,396
TJX Cos., Inc.	17,023	1,906,917
Ulta Beauty, Inc.(a)	4,319	1,218,476
		6,396,069
Textiles, Apparel & Luxury Goods (2.87%)
Canada Goose Holdings, Inc.(a)(b)	20,039	1,293,317
NIKE, Inc., Class B	25,174	2,132,741

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments
September 30, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.	11,000	$1,588,400
		5,014,458
CONSUMER STAPLES (4.12%)
Food Products (2.46%)
Lamb Weston Holdings, Inc.	20,000	1,332,000
McCormick & Co., Inc.	11,000	1,449,250
Mondelez International, Inc., Class A	35,346	1,518,464
		4,299,714
Household Products (0.68%)
Church & Dwight Co., Inc.	20,000	1,187,400

Personal Products (0.98%)
Estee Lauder Cos., Inc., Class A	11,790	1,713,323

ENERGY (1.63%)
Energy Equipment & Services (1.63%)
Schlumberger, Ltd.	32,934	2,006,339
Solaris Oilfield Infrastructure, Inc., Class A(a)(b)	44,498	840,567
		2,846,906
FINANCIALS (3.46%)
Banks (2.12%)
First Republic Bank	10,000	960,000
Independent Bank Group, Inc.	25,779	1,709,147
Signature Bank	9,089	1,043,781
		3,712,928
Capital Markets (0.97%)
Raymond James Financial, Inc.	15,000	1,380,750
Virtus Investment Partners, Inc.	2,752	313,040
		1,693,790
Thrifts & Mortgage Finance (0.37%)
Axos Financial, Inc.(a)(b)	19,017	653,995

HEALTH CARE (16.86%)
Biotechnology (4.29%)
ACADIA Pharmaceuticals, Inc.(a)(b)	45,945	953,818
Acorda Therapeutics, Inc.(a)	22,636	444,797
Portola Pharmaceuticals, Inc.(a)(b)	58,639	1,561,557
Puma Biotechnology, Inc.(a)(b)	37,092	1,700,668
Regeneron Pharmaceuticals, Inc.(a)	5,308	2,144,644
Ultragenyx Pharmaceutical, Inc.(a)(b)	9,134	697,290
		7,502,774

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments
September 30, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Health Care Equipment & Supplies (6.39%)
Abbott Laboratories	17,091	$1,253,795
Becton Dickinson and Co.	7,033	1,835,613
Cooper Cos., Inc.	5,000	1,385,750
Glaukos Corp.(a)	6,651	431,650
Insulet Corp.(a)	31,542	3,341,875
ResMed, Inc.	13,000	1,499,420
STERIS PLC	12,500	1,430,000
		11,178,103
Health Care Providers & Services (3.11%)
Diplomat Pharmacy, Inc.(a)(b)	35,661	692,180
Henry Schein, Inc.(a)	13,000	1,105,390
PetIQ, Inc.(a)(b)	19,205	754,949
UnitedHealth Group, Inc.	9,022	2,400,213
US Physical Therapy, Inc.	4,052	480,567
		5,433,299
Life Sciences Tools & Services (1.51%)
Charles River Laboratories International, Inc.(a)	10,500	1,412,670
Mettler-Toledo International, Inc.(a)	2,000	1,217,960
		2,630,630
Pharmaceuticals (1.56%)
Jazz Pharmaceuticals PLC(a)	6,500	1,092,845
Novo Nordisk A/S(c)	34,749	1,638,068
		2,730,913
INDUSTRIALS (12.47%)
Aerospace & Defense (1.72%)
HEICO Corp.	24,281	2,248,663
Kratos Defense & Security Solutions, Inc.(a)	51,468	760,697
		3,009,360
Air Freight & Logistics (1.99%)
XPO Logistics, Inc.(a)	30,427	3,473,850

Building Products (0.85%)
Allegion PLC	3,212	290,911
Lennox International, Inc.	5,500	1,201,200
		1,492,111
Commercial Services & Supplies (2.11%)
Cintas Corp.	6,000	1,186,860
Copart, Inc.(a)	25,000	1,288,250
Rollins, Inc.	20,000	1,213,800
		3,688,910
Machinery (3.01%)
Barnes Group, Inc.	18,998	1,349,428

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments
September 30, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Machinery (continued)
Middleby Corp.(a)(b)	11,783	$1,524,131
Snap-on, Inc.	6,500	1,193,400
Xylem, Inc.	15,000	1,198,050
		5,265,009
Professional Services (0.71%)
WageWorks, Inc.(a)	29,001	1,239,793

Road & Rail (1.34%)
JB Hunt Transport Services, Inc.	8,846	1,052,143
Old Dominion Freight Line, Inc.	8,000	1,290,080
		2,342,223
Trading Companies & Distributors (0.74%)
H&E Equipment Services, Inc.	5,982	226,000
SiteOne Landscape Supply, Inc.(a)	14,108	1,062,897
		1,288,897
INFORMATION TECHNOLOGY (28.63%)
Electronic Equipment, Instruments & Components (1.99%)
Cognex Corp.	20,000	1,116,400
IPG Photonics Corp.(a)	5,000	780,350
Littelfuse, Inc.	6,000	1,187,340
nLight, Inc.(a)	10,759	238,957
Novanta, Inc.(a)	2,284	156,226
		3,479,273
IT Services (7.38%)
Alliance Data Systems Corp.	6,817	1,609,903
Automatic Data Processing, Inc.	11,950	1,800,387
EPAM Systems, Inc.(a)	11,514	1,585,478
FleetCor Technologies, Inc.(a)	10,198	2,323,512
Genpact, Ltd.	40,000	1,224,400
GTT Communications, Inc.(a)(b)	15,992	694,053
Jack Henry & Associates, Inc.	8,000	1,280,640
Visa, Inc., Class A	15,973	2,397,387
		12,915,760
Semiconductors & Semiconductor Equipment (0.83%)
Impinj, Inc.(a)(b)	10,423	258,699
Monolithic Power Systems, Inc.	9,500	1,192,535
		1,451,234
Software (18.43%)
2U, Inc.(a)	11,830	889,498
Altair Engineering, Inc.(a)	14,561	632,676
Autodesk, Inc.(a)	14,431	2,252,823
Avalara, Inc.(a)(b)	12,286	429,150

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments
September 30, 2018 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Software (continued)
Ebix, Inc.(b)	29,842	$2,361,994
Everbridge, Inc.(a)	42,834	2,468,952
Globant SA(a)	19,348	1,141,339
HubSpot, Inc.(a)	7,971	1,203,222
Microsoft Corp.	18,002	2,058,889
Paycom Software, Inc.(a)(b)	11,000	1,709,510
Paylocity Holding Corp.(a)	36,683	2,946,379
Qualys, Inc.(a)	13,183	1,174,605
RealPage, Inc.(a)	4,813	317,177
Red Hat, Inc.(a)	14,875	2,027,165
salesforce.com, Inc.(a)	11,647	1,852,222
SPS Commerce, Inc.(a)	12,739	1,264,218
SS&C Technologies Holdings, Inc.	30,000	1,704,900
Synopsys, Inc.(a)	15,000	1,479,150
Trade Desk, Inc., Class A(a)	18,607	2,807,982
Ultimate Software Group, Inc.(a)	4,656	1,500,117
		32,221,968
MATERIALS (3.70%)
Chemicals (2.87%)
Ecolab, Inc.	15,302	2,399,048
International Flavors & Fragrances, Inc.	8,500	1,182,520
Praxair, Inc.	8,963	1,440,623
		5,022,191
Construction Materials (0.15%)
US Concrete, Inc.(a)(b)	5,678	260,336

Containers & Packaging (0.68%)
Avery Dennison Corp.	11,000	1,191,850

REAL ESTATE (3.40%)
Equity Real Estate Investment Trusts (REITs) (1.27%)
Equinix, Inc.	5,135	2,222,890

Real Estate Management & Development (2.13%)
FirstService Corp.	43,990	3,724,194

TOTAL COMMON STOCKS
(COST OF $107,241,984)		171,260,073

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments
September 30, 2018 (Unaudited)

	SHARES	MARKET VALUE
SHORT TERM INVESTMENTS (4.49%)
MONEY MARKET FUND (2.27%)
State Street Institutional US Government Money Market Fund, 1.936%(d)
(COST OF $3,966,243)	3,966,243	$3,966,243

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (2.22%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%
(COST OF $3,885,279)	3,885,279	3,885,279

TOTAL SHORT TERM INVESTMENTS
(COST OF $7,851,522)		7,851,522

TOTAL INVESTMENTS (102.43%)
(COST OF $115,093,506)		179,111,595

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.43%)		(4,260,198)

NET ASSETS (100.00%)		$174,851,397

NET ASSET VALUE PER SHARE
(27,616,263 SHARES OUTSTANDING)		$6.33

(a)Non-income	producing security.
(b)Security,	or a portion of the security position, is currently on loan. The total market value of securities on loan is $14,323,562.
(c)American	Depositary Receipt.
(d)Rate	reflects seven-day effective yield on September 30, 2018.

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
September 30, 2018 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the- counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Directors (the "Board"). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee, using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of September 30, 2018, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 20% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
September 30, 2018 (Unaudited)

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non- cash collateral received as of September 30, 2018:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$14,323,562	$3,885,279	$10,779,115	$14,664,394

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
September 30, 2018 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$171,260,073	$–	$–	$171,260,073
Short Term Investments	$7,851,522	$–	$–	$7,851,522
Total	$179,111,595	$–	$–	$179,111,595

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
September 30, 2018 (Unaudited)

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes

By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquirer and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquirer or in respect of which the acquirer is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquirer to exercise voting power in electing directors within certain statutorily defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.

Recent Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management is currently evaluating the impact of the ASU.

Item 2 - Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 21, 2018

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (principal financial officer)

Date:	November 21, 2018